Debt - Summary of Debt (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 18, 2017	[4]	Oct. 06, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 9,034
Long-term Debt		8,913					$ 6,838
Long-term Debt, Current Maturities		(64)					(89)
Long Term Debt Non Current Face Value		8,970
Long-term Debt, Excluding Current Maturities		8,849					6,749
Unamortized discounts		121					110
Long-term Debt, Fair Value		$ 9,100
Unsecured Debt [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description		2024
Debt Instrument, Interest Rate, Stated Percentage	[1]	5.00%
Long-term Debt, Gross		$ 1,078
Long-term Debt		1,078					0
Caesars Resort Collection [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 5,700
Caesars Resort Collection [Member] | Line of Credit [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description		2022
Long-term Debt, Gross	[2]	$ 0
Long-term Debt	[2]	0					0
Line of Credit Facility, Maximum Borrowing Capacity		$ 1,000
Caesars Resort Collection [Member] | Line of Credit [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.25%
Caesars Resort Collection [Member] | Secured Debt [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description		2024
Long-term Debt, Gross	[3]	$ 4,700
Long-term Debt	[3]	$ 4,616					0
Caesars Resort Collection [Member] | Secured Debt [Member] | Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.75%
Caesars Resort Collection [Member] | Unsecured Debt [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description		2025
Debt Instrument, Interest Rate, Stated Percentage	[1]	5.25%
Long-term Debt, Gross		$ 1,700
Long-term Debt		$ 1,664					0
CEOC LLC [Member] | Line of Credit [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description	[4]	2022
Long-term Debt, Gross	[4],[5]	$ 0
Long-term Debt	[4],[5]	0					0
Line of Credit Facility, Maximum Borrowing Capacity		$ 200
CEOC LLC [Member] | Line of Credit [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.00%
CEOC LLC [Member] | Secured Debt [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description	[4]	2024
Long-term Debt, Gross	[4],[6]	$ 1,500
Long-term Debt		$ 1,499	[4],[6]	$ 265		$ 1,200	0	[4],[6]
CEOC LLC [Member] | Secured Debt [Member] | Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.50%
Caesars Entertainment Resort Properties [Member] | Line of Credit [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	[7]	$ 0
Long-term Debt	[7]	0					40
Caesars Entertainment Resort Properties [Member] | Secured Debt [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	[7]	0
Long-term Debt	[7]	0					2,387
Caesars Entertainment Resort Properties [Member] | Secured Debt [Member] | First Lien Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	[7]	0
Long-term Debt	[7]	0					993
Caesars Entertainment Resort Properties [Member] | Secured Debt [Member] | Second Lien Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	[7]	0
Long-term Debt	[7]	0					1,140
Caesars Growth Partners, LLC [Member] | Line of Credit [Member] | Cromwell Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	[7]	0
Long-term Debt	[7]	0					167
Caesars Growth Partners, LLC [Member] | Secured Debt [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	[7]	0
Long-term Debt	[7]	0					1,119
Caesars Growth Partners, LLC [Member] | Secured Debt [Member] | CGPH Notes [Member]
Debt Instrument [Line Items]
Long-term Debt	[7]						662
Caesars Growth Partners, LLC [Member] | Secured Debt [Member] | Horseshoe Baltimore Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	[8]	0
Long-term Debt	[8]	$ 0					309
Caesars Growth Partners, LLC [Member] | Unsecured Debt [Member] | Special Improvement District Bonds [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description		2037
Debt Instrument, Interest Rate, Stated Percentage	[1]	4.30%
Long-term Debt, Gross		$ 56
Long-term Debt		56					14
Caesars Growth Partners, LLC [Member] | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		0
Long-term Debt		$ 0					$ 7

[1]	(1) Interest rate is fixed, except where noted.
[2]	London Interbank Offered Rate (“LIBOR”) plus 2.25%.
[3]	LIBOR plus2.75%.
[4]	As part of the acquisition of OpCo, we assumed $1.2 billion in debt that was issued in connection with CEOC’s emergence from bankruptcy and the $200 million revolving credit facility described below. See Note 1 and Note 4 for additional information
[5]	LIBOR plus 2.00%
[6]	LIBOR plus 2.50%.
[7]	All outstanding amounts were fully repaid during 2017.
[8]	As described in Note 2, we deconsolidated Horseshoe Baltimore effective August 31, 2017. As a result, we derecognized the long-term debt outstanding under the Horseshoe Baltimore Credit Facility and the Horseshoe Baltimore FF&E Facility.